Fair Value Measurements - Quantitative Information on Significant Internally-Priced Level 3 Assets and Liabilities (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMIB reinsurance recoverable	$ 29,670	$ 33,169
Embedded derivative (assets) liabilities	(1,018)	4,071
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMIB reinsurance recoverable	170	262
Embedded derivative (assets) liabilities	(2,154)	2,626
Level 3 | Valuation Technique, Discounted Cash Flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMIB reinsurance recoverable	170	262
Embedded derivative (assets) liabilities	$ (2,154)	$ 2,626
Level 3 | Minimum | Valuation Technique, Discounted Cash Flow | Mortality
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0001	0.0001
Embedded derivative liabilities, measurement input	0.0004	0.0004
Level 3 | Minimum | Valuation Technique, Discounted Cash Flow | Lapse
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0297	0.0330
Embedded derivative liabilities, measurement input	0.0012	0.0020
Level 3 | Minimum | Valuation Technique, Discounted Cash Flow | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0000	0.0000
Embedded derivative liabilities, measurement input	0.0135	0.0500
Level 3 | Minimum | Valuation Technique, Discounted Cash Flow | Withdrawal
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0475	0.0375
Embedded derivative liabilities, measurement input	0.5875	0.5800
Level 3 | Minimum | Valuation Technique, Discounted Cash Flow | Nonperformance risk
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0064	0.0011
Embedded derivative liabilities, measurement input	0.0064	0.0011
Level 3 | Minimum | Valuation Technique, Discounted Cash Flow | Long-term Equity Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.1850	0.1850
Embedded derivative liabilities, measurement input	0.1850	0.1850
Level 3 | Maximum | Valuation Technique, Discounted Cash Flow | Mortality
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.5125	0.2342
Embedded derivative liabilities, measurement input	0.4920	0.2145
Level 3 | Maximum | Valuation Technique, Discounted Cash Flow | Lapse
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0810	0.0900
Embedded derivative liabilities, measurement input	0.4128	0.3090
Level 3 | Maximum | Valuation Technique, Discounted Cash Flow | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.2000	0.2000
Embedded derivative liabilities, measurement input	1.0000	1.0000
Level 3 | Maximum | Valuation Technique, Discounted Cash Flow | Withdrawal
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0525	0.0450
Embedded derivative liabilities, measurement input	1.0000	0.9700
Level 3 | Maximum | Valuation Technique, Discounted Cash Flow | Nonperformance risk
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0227	0.0150
Embedded derivative liabilities, measurement input	0.0227	0.0150
Level 3 | Maximum | Valuation Technique, Discounted Cash Flow | Long-term Equity Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.2368	0.2206
Embedded derivative liabilities, measurement input	0.2368	0.2206